Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Comprehensive Income Net Of Tax [Abstract]
Net income		$ 5,401	$ 8,554	$ 6,465
Other comprehensive income (loss):
Gross unrealized holding (loss) gain on securities available for sale, net of income taxes of $2, ($55), and $96, respectively		(2)	80	(140)
Reclassification adjustment for net realized gains on securities available for sale, net of income taxes of $29, $42, and $120, respectively	[1]	(43)	(60)	(175)
Benefit plan gain (loss), net of income taxes of ($448), $152, and ($91), respectively		647	(219)	138
Benefit plan amortization, net of income taxes of ($35), ($23), and ($38), respectively	[2]	51	33	50
Total other comprehensive income (loss)		653	(166)	(127)
Total comprehensive income		$ 6,054	$ 8,388	$ 6,338

[1]	Net realized gain and related income taxes are included in the consolidated statements of income within the gain on sale of securities and income taxes lines, respectively.
[2]	Benefit plan amounts represent the amortization of past service cost and unrecognized net loss; such amounts are included in the consolidated statements of income within the directors’ compensation line. The related income tax amounts are included in income taxes.